Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax

The geographical distribution of loss before income taxes are summarized below (in thousands).

	December 31,
	2018	2017
United States	$(11,830)	$(13,707)
Foreign	(11)	(17)
Income (loss) before income taxes	$(11,841)	$(13,724)
Income (loss) resulting from discontinued operations	$(1,494)	$(3,593)
Taxes allocated to discontinued operations	—	—

Summary of Provision for Income Tax Benefit

The components of the provision for income tax benefit follows (in thousands).

	December 31,
	2018	2017
Current:
Federal	$—	$—
State	—	1
Foreign	—	—
	—	1
Deferred
Federal	—	(1,578)
State	—	(73)
Foreign	—	—
	—	(1,651)
Total provision for income taxes benefit	$—	$(1,650)

Provision for Income Tax Benefit by Applying Statutory Federal Income Tax Rate to Operating Loss from Continuing Operations

The provision for income tax benefit differs from the amount estimated by applying the statutory federal income tax rate to the operating loss from continuing operations due to the following (in thousands).

	December 31,
	2018	2017
Tax on the loss before income tax expense computed at the federal statutory rate	$(2,486)	$(4,666)
State tax (benefit) at statutory rate, net of federal benefit	(187)	(67)
Tax reform	—	10,613
Foreign rate differential	2	3
Change in valuation allowance	4,143	(8,485)
Change in research and development credits	(99)	(121)
Stock based compensation—ISOs	143	295
Change in fair value of warrants	(110)	343
Change in fair value of contingent consideration	119	—
Gain on deconsolidation	(4)	—
Disallowance of loss on discontinued operations	(426)	—
Acquisition costs	—	203
Change in NOL true up	(590)	—
Change in temporary difference true up	(456)	—
Loss on sale of NFI	—	(677)
Other	(49)	909
Provision for income tax benefit	$—	$(1,650)

Significant Components of Company's Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2018 and 2017 (in thousands).
	December 31,
	2018	2017
Non-Current Deferred Tax Assets:
Federal and state net operating loss carryforwards	$28,532	$25,486
Research and other credits	2,037	1,807
Reserves and accruals	52	145
Assets held for sale	15	17
Fixed assets	67	—
Capital loss carryover	425	459
Stock based compensation	70	36
Other deferred tax assets	542	—
Gross non-current deferred tax assets	31,740	27,950
Intangible Assets	(4,062)	(4,414)
Fixed Assets	—	(3)
Total non-current deferred tax liabilities	(4,062)	(4,417)
Total deferred tax assets	27,678	23,533
Valuation allowance	(27,678)	(23,533)
Net deferred tax assets	$—	$—

Summary of Gross Unrecognized Tax Benefits

The following tables summarize the activities of gross unrecognized tax benefits (in thousands).

	December 31,
	2018	2017
Beginning balance	$854	$795
Increases (decreases) related to prior year tax positions	23	(4)
Increase related to current year tax positions	87	63
Ending Balance	$964	$854